Fees Summary	May 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,250,000,000
Previously Paid Amount	0
Total Fee Amount	191,375
Total Offset Amount	32,066.21
Net Fee	$ 159,308.79